Note 9 - Financial Instruments and Capital Management (Details Textual)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 AUD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 SEK (kr)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Statement Line Items [Line Items]
Other cash and cash equivalents	$ 82,908,589
Cash		$ 55,398,200	$ 1,142,544
Trade receivables		145,109	168,355
Current prepaid expenses	987,911	611,623	2,567	€ 54,835		$ 216,628
Current liabilities	$ 2,335,367	$ 781,161	$ 913,085	€ 24,390	kr 114,900	528,683
Fluctuation of foreign currency vs CAD, percent	10.00%	10.00%	10.00%	10.00%	10.00%
Impact of fluctuation of foreign currency vs CAD, amount	$ 7,748,500
Cash and cash equivalents	82,908,589					$ 5,720,092	$ 6,747,986	$ 11,627,913
Liquidity risk [member]
Statement Line Items [Line Items]
Current liabilities	2,250,839
Cash and cash equivalents	$ 82,908,589